Transactions With Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due from related parties	$ 1,561	$ 1,641
Due to related parties	2,594	1,063
Tsakos Columbia Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Due from related parties	1,561	1,641
Tsakos Shipping and Trading S.A. [Member]
Related Party Transaction [Line Items]
Due to related parties	1,110	89
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	53	52
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	1,209	607
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 222	$ 315